Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance, at Dec. 31, 2011	$ 337	$ 24,660	$ 62,308	$ (2,559)	$ 3,315	$ 88,061
Shares, Issued, Beginning Balance at Dec. 31, 2011	3,371,866			87,370
Net Income	0	0	8,403	0	0	8,403
Other comprehensive income (loss)	0	0	0	0	(518)	(518)
Cash dividends declared	0	0	(3,969)	0	0	(3,969)
Acquisition of treasury stock	0	0	0	(320)	0	(320)
Acquisition of treasury stock, shares				11,647
Stock options exercised	0	(86)	0	541	0	455
Stock options exercised, shares				(18,577)		(20,435)
Tax benefit on stock options exercised	0	30	0	0	0	30
Sale of treasury stock for ESOP	0	3	0	146	0	149
Sale of treasury stock for ESOP, shares				(5,014)
Compensation expense related to stock options	0	130	0	0	0	130
North Penn exchange adjustment	0	0	0	0	0	0
North Penn exchange adjustment, shares	(17)
Restricted stock awards, shares						30,250
Balance, at Dec. 31, 2012	337	24,737	66,742	(2,192)	2,797	92,421
Shares, Issued, Ending Balance at Dec. 31, 2012	3,371,849			75,426
Net Income	0	0	8,465	0	0	8,465
Other comprehensive income (loss)	0	0	0	0	(5,399)	(5,399)	[1]
Cash dividends declared	0	0	(4,216)	0	0	(4,216)
Acquisition of treasury stock	0	0	0	(319)	0	(319)
Acquisition of treasury stock, shares				10,712
Stock options exercised	0	(79)	0	654	0	575
Stock options exercised, shares				(24,127)		(24,127)
Tax benefit on stock options exercised	0	39	0	0	0	39
Sale of treasury stock for ESOP	0	2	0	144	0	146
Sale of treasury stock for ESOP, shares				(5,426)
Compensation expense related to stock options	0	162	0	0	0	162
Stock dividend declared	34	10,149	(10,193)	0	0	(10)
Stock dividend declared, shares	336,869			8,043
Restricted stock awards, shares						28,600
Balance, at Dec. 31, 2013	371	35,010	60,798	(1,713)	(2,602)	91,864
Shares, Issued, Ending Balance at Dec. 31, 2013	3,708,718			64,628
Net Income	0	0	7,657	0	0	7,657
Other comprehensive income (loss)	0	0	0	0	3,064	3,064	[1]
Cash dividends declared	0	0	(4,377)	0	0	(4,377)
Acquisition of treasury stock	0	0	0	(179)	0	(179)
Acquisition of treasury stock, shares				6,669
Stock options exercised	0	13	0	678	0	691
Stock options exercised, shares				(25,577)		(25,577)
Tax benefit on stock options exercised	0	17	0	0	0	17
Sale of treasury stock for ESOP	0	13	0	137	0	150
Sale of treasury stock for ESOP, shares				(5,144)
Compensation expense related to stock options	0	154	0	0	0	154
Restricted stock awards	1	(1)	0	0	0	0
Restricted stock awards, shares	9,300			0		12,500
Balance, at Dec. 31, 2014	$ 372	$ 35,206	$ 64,078	$ (1,077)	$ 462	$ 99,041
Shares, Issued, Ending Balance at Dec. 31, 2014	3,718,018			40,576

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.